Capital Group Short Duration Income ETF
Investment portfolio
September 30, 2023
unaudited
Bonds, notes & other debt instruments 99.15% Corporate bonds, notes & loans 49.02% Financials 20.29%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.75% 10/29/2024	USD995	$949
AerCap Ireland Capital DAC 5.75% 6/6/2028	150	147
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	200	199
Allstate Corp. (The) 0.75% 12/15/2025	550	495
American Express Co. 3.375% 5/3/2024	360	355
American Express Co. 2.50% 7/30/2024	300	292
American Express Co. 2.25% 3/4/2025	825	784
American Express Co. 4.90% 2/13/2026	140	137
American International Group, Inc. 2.50% 6/30/2025	710	670
Aon Global, Ltd. 3.875% 12/15/2025	672	647
Australia and New Zealand Banking Group, Ltd. 5.088% 12/8/2025	850	842
Bank of America Corp. 1.319% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[2]	620	618
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[2]	457	443
Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[2]	3,905	3,700
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[2]	600	550
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[2]	300	293
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	350	336
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]	650	626
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[2]	105	102
Bank of Nova Scotia (The) 4.75% 2/2/2026	300	293
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[2]	600	595
BNP Paribas SA 3.375% 1/9/2025[1]	355	343
BPCE 1.625% 1/14/2025[1]	400	379
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[1,2]	400	400
Capital One Financial Corp. 3.75% 4/24/2024	5	5
Capital One Financial Corp. 3.20% 2/5/2025	470	451
Capital One Financial Corp. 4.25% 4/30/2025	375	363
Charles Schwab Corp. 5.875% 8/24/2026	225	224
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[2]	115	113
Citibank, NA 5.803% 9/29/2028	1,500	1,501
Citigroup, Inc. 3.30% 4/27/2025	235	226
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[2]	2,850	2,759
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[2]	300	283
Corebridge Financial, Inc. 3.50% 4/4/2025	638	612
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	95	94
Global Payments, Inc. 1.50% 11/15/2024	100	95
Global Payments, Inc. 2.65% 2/15/2025	715	681
Goldman Sachs Group, Inc. 5.70% 11/1/2024	1,865	1,859
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,795	1,729
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[2]	500	494
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[2]	200	198
HSBC USA, Inc. 5.625% 3/17/2025	884	879
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[2]	300	299
Intercontinental Exchange, Inc. 3.65% 5/23/2025	420	405
Capital Group Short Duration Income ETF — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD125	$118
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[2]	2,100	2,022
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	3,095	2,926
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[2]	1,760	1,748
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[2]	250	243
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]	400	392
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]	400	397
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	1,298	1,286
Metropolitan Life Global Funding I 3.60% 1/11/2024[1]	240	239
Metropolitan Life Global Funding I 5.00% 1/6/2026[1]	345	341
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[2]	1,500	1,441
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[2]	2,970	2,805
Morgan Stanley 4.754% 4/21/2026	350	342
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	125	120
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[2]	475	463
Morgan Stanley, Series F, 3.875% 4/29/2024	75	74
Nasdaq, Inc. 5.65% 6/28/2025	675	673
New York Life Global Funding 0.95% 6/24/2025[1]	550	507
Northwestern Mutual Life Insurance Co. (The). 4.90% 6/12/2028[1]	150	146
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[2]	788	782
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[2]	650	632
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	108	105
PRICOA Global Funding I 1.15% 12/6/2024[1]	1,088	1,030
Royal Bank of Canada 5.66% 10/25/2024	310	309
Royal Bank of Canada 4.95% 4/25/2025	300	296
Royal Bank of Canada 4.875% 1/12/2026	530	520
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[2]	7	7
Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028	250	247
Swedbank AB 6.136% 9/12/2026[1]	400	399
Toronto-Dominion Bank 0.55% 3/4/2024	250	244
Toronto-Dominion Bank 0.75% 9/11/2025	875	797
Toronto-Dominion Bank 5.103% 1/9/2026	375	370
Toronto-Dominion Bank 5.523% 7/17/2028	450	444
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[2]	600	594
U.S. Bancorp 1.45% 5/12/2025	1,133	1,057
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[2]	350	341
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,2]	250	248
Wells Fargo & Co. 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[2]	430	415
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[2]	1,260	1,208
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[2]	150	143
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[2]	550	537
Wells Fargo Bank, N.A. 5.45% 8/7/2026	550	547
Westpac Banking Corp. 3.735% 8/26/2025	305	295
Willis North America, Inc. 3.60% 5/15/2024	914	900
		56,366
Health care 5.22%
AbbVie, Inc. 2.60% 11/21/2024	1,630	1,572
Amgen, Inc. 3.625% 5/22/2024	65	64
Amgen, Inc. 1.90% 2/21/2025	670	638
Amgen, Inc. 5.507% 3/2/2026	885	880
Capital Group Short Duration Income ETF — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.15% 3/2/2028	USD562	$553
AstraZeneca Finance, LLC 0.70% 5/28/2024	70	68
Baxter International, Inc. 1.322% 11/29/2024	2,502	2,369
Becton, Dickinson and Co. 3.363% 6/6/2024	290	285
Becton, Dickinson and Co. 3.734% 12/15/2024	295	288
Boston Scientific Corp. 3.45% 3/1/2024	240	238
Boston Scientific Corp. 1.90% 6/1/2025	250	235
Cencora, Inc. 3.25% 3/1/2025	410	396
CVS Health Corp. 2.625% 8/15/2024	350	340
CVS Health Corp. 5.00% 2/20/2026	300	295
CVS Health Corp. 5.00% 1/30/2029	210	203
DH Europe Finance II SARL 2.20% 11/15/2024	30	29
Elevance Health, Inc. 3.35% 12/1/2024	245	238
Elevance Health, Inc. 2.375% 1/15/2025	540	516
GE HealthCare Technologies, Inc. 5.55% 11/15/2024	380	378
Gilead Sciences, Inc. 3.70% 4/1/2024	310	307
HCA, Inc. 5.375% 2/1/2025	1,460	1,445
HCA, Inc. 5.20% 6/1/2028	120	116
Humana, Inc. 3.85% 10/1/2024	1,080	1,058
Laboratory Corporation of America Holdings 3.60% 2/1/2025	730	707
Novartis Capital Corp. 3.40% 5/6/2024	55	54
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	400	391
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	400	382
UnitedHealth Group, Inc. 5.15% 10/15/2025	370	369
UnitedHealth Group, Inc. 5.25% 2/15/2028	75	75
		14,489
Utilities 4.97%
Alabama Power Co. 3.55% 12/1/2023	65	65
CenterPoint Energy Houston Electric, LLC 2.40% 9/1/2026	65	60
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	248
CenterPoint Energy, Inc. 5.25% 8/10/2026	425	420
Consumers Energy Co. 4.90% 2/15/2029	300	293
DTE Electric Co. 3.65% 3/15/2024	470	465
Duke Energy Corp. 5.00% 12/8/2025	330	325
Edison International 4.70% 8/15/2025	1,420	1,383
Edison International 5.25% 11/15/2028	250	241
Entergy Louisiana, LLC 0.95% 10/1/2024	1,230	1,173
Florida Power & Light Co. 3.25% 6/1/2024	125	123
Florida Power & Light Co. 3.125% 12/1/2025	240	229
Florida Power & Light Co. 4.45% 5/15/2026	200	196
Florida Power & Light Co. 5.05% 4/1/2028	200	198
Georgia Power Co. 4.65% 5/16/2028	400	386
Jersey Central Power & Light Co. 4.70% 4/1/2024[1]	835	827
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	682	658
NiSource, Inc. 0.95% 8/15/2025	240	219
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024	855	838
Pacific Gas and Electric Co. 3.75% 2/15/2024	220	218
Pacific Gas and Electric Co. 3.45% 7/1/2025	2,275	2,159
Pacific Gas and Electric Co. 6.10% 1/15/2029	232	227
Public Service Electric and Gas Co. 3.00% 5/15/2025	340	327
Southern California Edison Co. 4.20% 6/1/2025	615	599
Southern California Edison Co. 4.90% 6/1/2026	150	147
Southern California Edison Co. 5.85% 11/1/2027	105	106
Capital Group Short Duration Income ETF — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.30% 3/1/2028	USD200	$197
Southwestern Public Service Co. 3.30% 6/15/2024	130	128
Virginia Electric & Power 3.45% 2/15/2024	20	20
Virginia Electric & Power 3.10% 5/15/2025	530	508
WEC Energy Group, Inc. 4.75% 1/9/2026	525	514
WEC Energy Group, Inc. 5.60% 9/12/2026	325	325
		13,822
Communication services 3.45%
AT&T, Inc. 0.90% 3/25/2024	1,480	1,445
Charter Communications Operating, LLC 4.50% 2/1/2024	620	617
Charter Communications Operating, LLC 4.908% 7/23/2025	2,305	2,253
Comcast Corp. 5.25% 11/7/2025	210	209
Netflix, Inc. 5.875% 2/15/2025	1,265	1,263
T-Mobile USA, Inc. 3.50% 4/15/2025	1,370	1,322
T-Mobile USA, Inc. 4.80% 7/15/2028	175	168
Verizon Communications, Inc. 3.50% 11/1/2024	195	190
Verizon Communications, Inc. 3.376% 2/15/2025	572	554
WarnerMedia Holdings, Inc. 3.528% 3/15/2024	1,195	1,179
WarnerMedia Holdings, Inc. 3.788% 3/15/2025	390	377
		9,577
Industrials 3.19%
Boeing Co. 2.80% 3/1/2024	125	123
Boeing Co. 4.875% 5/1/2025	1,615	1,588
Boeing Co. 2.196% 2/4/2026	1,185	1,088
Burlington Northern Santa Fe, LLC 3.40% 9/1/2024	225	220
Canadian Pacific Railway Co. 1.35% 12/2/2024	865	820
Carrier Global Corp. 2.242% 2/15/2025	685	651
CSX Corp. 3.40% 8/1/2024	585	574
Eaton Corp. 6.50% 6/1/2025	65	66
General Dynamics Corp. 3.25% 4/1/2025	235	227
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	256
L3Harris Technologies, Inc. 5.40% 1/15/2027	350	347
Lockheed Martin Corp. 4.95% 10/15/2025	440	437
Norfolk Southern Corp. 3.85% 1/15/2024	440	437
Northrop Grumman Corp. 2.93% 1/15/2025	665	642
RTX Corp. 3.95% 8/16/2025	990	959
Union Pacific Corp. 3.646% 2/15/2024	95	94
Union Pacific Corp. 3.25% 1/15/2025	350	340
		8,869
Consumer staples 3.10%
7-Eleven, Inc. 0.80% 2/10/2024[1]	395	388
Altria Group, Inc. 2.35% 5/6/2025	50	47
Anheuser-Busch Companies, LLC 3.65% 2/1/2026	825	793
BAT Capital Corp. 3.222% 8/15/2024	1,140	1,112
BAT International Finance PLC 5.931% 2/2/2029	300	295
Conagra Brands, Inc. 4.30% 5/1/2024	1,430	1,415
Constellation Brands, Inc. 5.00% 2/2/2026	300	295
Constellation Brands, Inc. 4.35% 5/9/2027	290	278
Mondelez International, Inc. 1.50% 5/4/2025	500	468
Philip Morris International, Inc. 2.875% 5/1/2024	40	39
Philip Morris International, Inc. 5.125% 11/15/2024	370	367
Capital Group Short Duration Income ETF — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 1.50% 5/1/2025	USD160	$150
Philip Morris International, Inc. 5.00% 11/17/2025	915	904
Philip Morris International, Inc. 4.875% 2/13/2026	850	836
Philip Morris International, Inc. 5.125% 11/17/2027	88	86
Philip Morris International, Inc. 5.25% 9/7/2028	250	245
Reynolds American, Inc. 4.45% 6/12/2025	910	885
		8,603
Energy 2.36%
Baker Hughes Holdings, LLC 1.231% 12/15/2023	50	50
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	530	523
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	65	61
Chevron Corp. 2.895% 3/3/2024	45	44
Chevron USA, Inc. 0.687% 8/12/2025	400	368
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[1]	350	348
ConocoPhillips Co. 2.125% 3/8/2024	200	197
Continental Resources, Inc. 3.80% 6/1/2024	70	69
Energy Transfer, LP 5.875% 1/15/2024	125	125
Energy Transfer, LP 3.90% 5/15/2024	945	933
Enterprise Products Operating, LLC 5.05% 1/10/2026	120	119
EQT Corp. 6.125% 2/1/2025[2]	632	630
Exxon Mobil Corp. 2.002% 8/16/2024	130	126
Exxon Mobil Corp. 2.992% 3/19/2025	485	468
MPLX, LP 4.875% 12/1/2024	375	370
ONEOK, Inc. 2.75% 9/1/2024	165	160
ONEOK, Inc. 5.55% 11/1/2026	480	477
ONEOK, Inc. 5.65% 11/1/2028	620	612
Shell International Finance BV 3.25% 5/11/2025	515	498
TotalEnergies Capital International SA 3.75% 4/10/2024	45	45
TotalEnergies Capital International SA 2.434% 1/10/2025	75	72
Williams Companies, Inc. 5.30% 8/15/2028	275	269
		6,564
Consumer discretionary 2.22%
American Honda Finance Corp. 4.60% 4/17/2025	300	295
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,225	1,187
Ford Motor Credit Co., LLC 6.95% 6/10/2026	675	675
General Motors Financial Co., Inc. 1.20% 10/15/2024	900	856
General Motors Financial Co., Inc. 2.75% 6/20/2025	60	56
General Motors Financial Co., Inc. 5.40% 4/6/2026	300	294
Hyundai Capital America 1.80% 10/15/2025[1]	165	152
Hyundai Capital America 5.50% 3/30/2026[1]	150	148
Hyundai Capital America 6.10% 9/21/2028[1]	275	273
Lowe’s Companies, Inc. 4.40% 9/8/2025	165	161
Marriott International, Inc. 3.60% 4/15/2024	770	761
Marriott International, Inc. 5.75% 5/1/2025	225	225
Marriott International, Inc. 5.55% 10/15/2028	250	247
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[1]	150	150
Toyota Motor Credit Corp. 0.50% 6/18/2024	725	699
		6,179
Capital Group Short Duration Income ETF — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.78%	Principal amount (000)	Value (000)
Adobe, Inc. 1.90% 2/1/2025	USD165	$158
Analog Devices, Inc. 2.95% 4/1/2025	295	284
Apple, Inc. 0.55% 8/20/2025	495	454
Broadcom Corp. 3.625% 1/15/2024	155	154
Broadcom Corp. 3.125% 1/15/2025	245	236
Broadcom, Inc. 3.625% 10/15/2024	212	207
Broadcom, Inc. 3.15% 11/15/2025	660	624
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	914	914
Microsoft Corp. 2.70% 2/12/2025	350	338
Oracle Corp. 3.40% 7/8/2024	615	604
Oracle Corp. 2.50% 4/1/2025	1,020	971
		4,944
Materials 1.23%
Anglo American Capital PLC 3.625% 9/11/2024[1]	720	703
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	250	247
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	245
Celanese US Holdings, LLC 6.35% 11/15/2028	436	431
Dow Chemical Co. (The) 4.55% 11/30/2025	65	63
EIDP, Inc. 4.50% 5/15/2026	196	191
Glencore Funding, LLC 1.625% 4/27/2026[1]	65	59
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[1]	795	713
LYB International Finance III, LLC 1.25% 10/1/2025	220	200
Nutrien, Ltd. 5.95% 11/7/2025	29	29
Nutrien, Ltd. 4.90% 3/27/2028	189	183
Sherwin-Williams Co. 4.05% 8/8/2024	370	364
		3,428
Real estate 1.21%
Corporate Office Properties, LP 2.25% 3/15/2026	65	59
Equinix, Inc. 2.625% 11/18/2024	885	852
Equinix, Inc. 1.00% 9/15/2025	739	672
Prologis, LP 4.875% 6/15/2028	246	240
Public Storage Operating Co. 0.875% 2/15/2026	95	85
Scentre Group Trust 1 3.50% 2/12/2025[1]	640	617
VICI Properties, LP 4.625% 6/15/2025[1]	855	826
		3,351
Total corporate bonds, notes & loans		136,192
Mortgage-backed obligations 31.44% Federal agency mortgage-backed obligations 11.15%
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	269	261
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	46	44
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	343	332
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	657	635
Freddie Mac Pool #SD8342 5.50% 6/1/2053[3]	369	357
Uniform Mortgage-Backed Security 6.00% 10/1/2053[3,4]	15,500	15,298
Uniform Mortgage-Backed Security 6.50% 10/1/2053[3,4]	14,000	14,064
		30,991
Capital Group Short Duration Income ETF — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 10.37%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3]	USD107	$99
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[1,3]	456	420
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	355	322
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3]	100	94
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,3]	841	809
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3]	85	83
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]	1,300	1,291
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.829% 1/25/2024[3]	1,589	1,604
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.029% 5/25/2024[3]	1,569	1,581
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.329% 11/25/2024[3]	175	181
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.729% 2/25/2025[3]	609	627
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.429% 9/25/2028[3]	137	144
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,3]	1,429	1,454
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[1,3]	506	508
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[1,3]	555	555
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.729% 10/25/2027[3]	67	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.129% 4/25/2028[3]	79	83
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.979% 7/25/2028[3]	234	249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.429% 12/25/2028[3]	180	192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[1,3]	206	208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.265% 6/25/2042[1,3]	780	800
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.129% 1/25/2050[1,3]	376	376
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,3]	198	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,3]	350	380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.909% 10/25/2050[1,3]	174	175
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	591	596
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	1,956	1,927
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,3]	1,140	1,132
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3]	370	345
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3]	167	158
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3]	767	712
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3]	277	255
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.334% 5/25/2055[1,3]	1,300	1,295
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	915	911
Capital Group Short Duration Income ETF — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	USD608	$604
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]	688	685
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,3]	497	450
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3]	119	116
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3]	450	427
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3]	57	56
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3]	300	290
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.434% 4/25/2057[1,3]	715	686
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3]	332	325
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3]	566	539
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3]	483	466
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3]	537	502
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[1,3]	537	501
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,3]	1,199	1,102
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,3]	372	358
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	663	655
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,3]	294	290
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]	916	912
		28,797
Commercial mortgage-backed securities 9.92%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	260	246
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3]	495	497
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,3]	1,000	933
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,3]	241	223
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3]	621	631
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,3]	500	499
BX Commercial Mortgage Trust, Series 2019-XL, Class A, (1-month USD CME Term SOFR + 1.034%) 6.367% 10/15/2036[1,3]	124	124
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 9/15/2036[1,3]	189	183
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[1,3]	500	491
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[1,3]	483	472
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,3]	178	179
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.029% 8/15/2039[1,3]	179	179
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3]	361	352
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[1,3]	750	748
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	850	831
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]	325	315
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]	270	251
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[1,3]	500	470
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3]	1,095	1,087
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[3]	749	718
Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051% 4/10/2047[3]	775	763
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	500	484
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]	445	428
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,3]	490	489
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	1,216	1,195
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,3]	500	478
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.367% 7/15/2025[1,3]	457	454
Capital Group Short Duration Income ETF — Page 8 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	USD1,257	$1,219
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.577% 10/15/2039[1,3]	200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.821% 8/15/2039[3]	200	201
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]	28	28
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.20% 10/15/2038[1,3]	250	245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.02% 8/15/2046[3]	44	44
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]	690	687
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	980	959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3]	592	569
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	200	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]	500	467
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3]	500	468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]	305	290
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]	550	507
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.60% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,000	911
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[1,3]	500	488
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]	755	721
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3]	500	470
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3]	500	473
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	500	489
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3]	715	679
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]	541	506
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]	520	515
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3]	615	576
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	852	823
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	665	650
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,3]	206	206
WSTN Trust, Series 2023-MAUI, Class B, 7.26% 8/5/2027[1,3]	173	172
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,3]	100	99
		27,573
Total mortgage-backed obligations		87,361
Asset-backed obligations 18.24%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,3]	25	25
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,3]	91	91
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,3]	597	593
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	457	458
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,3]	464	466
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,3]	41	41
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.753% 5/26/2031[1,3]	227	226
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,3]	350	320
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,3]	118	118
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[1,3]	779	761
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[1,3]	290	286
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,3]	396	389
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,3]	259	257
Capital Group Short Duration Income ETF — Page 9 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3]	USD494	$494
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,3]	604	605
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,3]	206	205
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,3]	1,349	1,227
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,3]	522	522
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,3]	572	572
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,3]	680	681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,3]	420	364
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,3]	1,150	976
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,3]	340	339
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,3]	656	649
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,3]	249	247
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,3]	918	917
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,3]	933	914
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,3]	465	462
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,3]	194	191
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,3]	920	863
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[1,3]	11	11
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,3]	1,063	1,044
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[1,3]	361	360
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 1/15/2031[1,3]	258	258
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.636% 5/15/2031[1,3]	297	295
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.015% 7/17/2033[1,3]	1,000	1,000
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	13	13
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[3]	336	330
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	77	77
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	307	306
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[3]	797	797
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[3]	1,000	987
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	193	192
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[3]	797	798
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]	240	239
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	592	581
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	668	668
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,3]	497	466
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,3]	136	136
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,3]	141	140
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,3]	399	397
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,3]	453	403
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,3]	1,010	877
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,3]	1,000	997
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,3]	151	150
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,3]	135	136
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.641% 1/18/2031[1,3]	149	149
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 6.688% 7/20/2031[1,3]	236	235
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,3]	1,200	1,139
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,3]	350	328
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,3]	1,000	984
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,3]	250	249
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,3]	250	217
Capital Group Short Duration Income ETF — Page 10 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[1,3]	USD797	$798
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,3]	658	657
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,3]	273	271
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,3]	318	317
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,3]	721	720
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,3]	608	606
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.722% 4/19/2034[1,3]	300	298
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.502% 10/18/2029[1,3]	488	485
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[1,3]	175	175
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.388% 7/20/2029[1,3]	740	737
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.096% 7/24/2031[1,3]	614	615
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.646% 7/24/2031[1,3]	889	891
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.57% 10/17/2031[1,3]	250	249
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,3]	2,000	1,999
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,3]	610	602
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[1,3]	275	275
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,3]	668	667
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]	504	504
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[3]	71	70
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[3]	566	554
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	84	84
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	33	33
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[1,3]	285	286
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.568% 10/20/2030[1,3]	434	432
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.721% 4/18/2031[1,3]	300	298
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.488% 12/28/2029[1,3]	235	234
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[1,3]	224	225
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 8/16/2027[1,3]	500	501
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	884	883
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,3]	1,075	946
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.788% 7/20/2031[1,3]	250	249
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,3]	916	774
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,3]	641	549
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,3]	1,106	917
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,3]	1,118	958
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.04% 10/20/2034[1,3]	1,000	1,000
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.72% 1/17/2031[1,3]	243	242
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,3]	140	139
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,3]	212	209
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,3]	412	407
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,3]	597	593
		50,667
Capital Group Short Duration Income ETF — Page 11 of 15

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.45% U.S. Treasury 0.45%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 8/15/2026[5]	USD1,000	$988
U.S. Treasury 4.375% 8/31/2028	273	270
		1,258
Total bonds, notes & other debt instruments (cost: $277,227,000)		275,478
Short-term securities 8.51% Money market investments 8.51%	Shares
Capital Group Central Cash Fund 5.44%[6,7]	236,536	23,651
Total short-term securities (cost: $23,652,000)		23,651
Total investment securities 107.66% (cost: $300,879,000)		299,129
Other assets less liabilities (7.66)%		(21,271)
Net assets 100.00%		$277,858
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	782	12/29/2023	USD158,520	$(452)
5 Year U.S. Treasury Note Futures	Long	87	12/29/2023	9,166	(81)
10 Year U.S. Treasury Note Futures	Long	46	12/19/2023	4,971	(86)
10 Year Ultra U.S. Treasury Note Futures	Short	241	12/19/2023	(26,887)	811
30 Year U.S. Treasury Bond Futures	Short	25	12/19/2023	(2,844)	194
					$386
Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 8.51%
Money market investments 8.51%
Capital Group Central Cash Fund 5.44%[6]	$13,146	$134,334	$123,828	$(1)	$—[8]	$23,651	$504
[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $86,307,000, which represented 31.06% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $361,000, which represented .13% of the net assets of the fund.
[6]	Rate represents the seven-day yield at September 30, 2023.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
Capital Group Short Duration Income ETF — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $144,311,000.
Capital Group Short Duration Income ETF — Page 13 of 15

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$136,192	$—	$136,192
Mortgage-backed obligations	—	87,361	—	87,361
Asset-backed obligations	—	50,667	—	50,667
U.S. Treasury bonds & notes	—	1,258	—	1,258
Short-term securities	23,651	—	—	23,651
Total	$23,651	$275,478	$—	$299,129
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,005	$—	$—	$1,005
Liabilities:
Unrealized depreciation on futures contracts	(619)	—	—	(619)
Total	$386	$—	$—	$386
*	Futures contracts are not included in the investment portfolio.
Capital Group Short Duration Income ETF — Page 14 of 15

unaudited
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP3-307-1123O-S96511	Capital Group Short Duration Income ETF — Page 15 of 15